Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Apr. 26, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSACX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSIBX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSLLX
ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSAAX
Asian Equity Portfolio | Class I
Prospectus:
Trading Symbol	MEQIX
Asian Equity Portfolio | Class L
Prospectus:
Trading Symbol	MEQPX
Asian Equity Portfolio | Class A
Prospectus:
Trading Symbol	MEQLX
Asian Equity Portfolio | Class C
Prospectus:
Trading Symbol	MSAPX
Emerging Markets Leaders Portfolio | Class I
Prospectus:
Trading Symbol	MELIX
Emerging Markets Leaders Portfolio | Class A
Prospectus:
Trading Symbol	MELAX
Emerging Markets Leaders Portfolio | Class IS
Prospectus:
Trading Symbol	MELSX
Emerging Markets Leaders Portfolio | Class C
Prospectus:
Trading Symbol	MEMLX
EMERGING MARKETS PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MGEMX
EMERGING MARKETS PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MMKBX
EMERGING MARKETS PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MMMPX
EMERGING MARKETS PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSEPX
EMERGING MARKETS PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSELX
Emerging Markets Small Cap Portfolio | Class I
Prospectus:
Trading Symbol	MSEMX
Emerging Markets Small Cap Portfolio | Class A
Prospectus:
Trading Symbol	MSEOX
Emerging Markets Small Cap Portfolio | Class C
Prospectus:
Trading Symbol	MSESX
Emerging Markets Small Cap Portfolio | Class IS
Prospectus:
Trading Symbol	MSETX
Frontier Emerging Markets Portfolio | Class I
Prospectus:
Trading Symbol	MFMIX
Frontier Emerging Markets Portfolio | Class A
Prospectus:
Trading Symbol	MFMPX
Frontier Emerging Markets Portfolio | Class L
Prospectus:
Trading Symbol	MFMLX
Frontier Emerging Markets Portfolio | Class IS
Prospectus:
Trading Symbol	MSRFX
Frontier Emerging Markets Portfolio | Class C
Prospectus:
Trading Symbol	MSFEX
GLOBAL FRANCHISE PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSFAX
GLOBAL FRANCHISE PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSFBX
GLOBAL FRANCHISE PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSFLX
GLOBAL FRANCHISE PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSGFX
GLOBAL FRANCHISE PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MGISX
Global Quality Portfolio | Class I
Prospectus:
Trading Symbol	MGQIX
Global Quality Portfolio | Class A
Prospectus:
Trading Symbol	MGQAX
Global Quality Portfolio | Class L
Prospectus:
Trading Symbol	MGQLX
Global Quality Portfolio | Class IS
Prospectus:
Trading Symbol	MGQSX
Global Quality Portfolio | Class C
Prospectus:
Trading Symbol	MSGQX
INTERNATIONAL EQUITY PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSIQX
INTERNATIONAL EQUITY PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MIQBX
INTERNATIONAL EQUITY PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSQLX
INTERNATIONAL EQUITY PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MIQPX
INTERNATIONAL EQUITY PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSECX
Advantage Portfolio | Class I
Prospectus:
Trading Symbol	MPAIX
Advantage Portfolio | Class L
Prospectus:
Trading Symbol	MAPLX
Advantage Portfolio | Class A
Prospectus:
Trading Symbol	MAPPX
Advantage Portfolio | Class IS
Prospectus:
Trading Symbol	MADSX
Advantage Portfolio | Class C
Prospectus:
Trading Symbol	MSPRX
Global Advantage Portfolio | Class I
Prospectus:
Trading Symbol	MIGIX
Global Advantage Portfolio | Class L
Prospectus:
Trading Symbol	MIGLX
Global Advantage Portfolio | Class A
Prospectus:
Trading Symbol	MIGPX
Global Advantage Portfolio | Class C
Prospectus:
Trading Symbol	MSPTX
International Advantage Portfolio | Class I
Prospectus:
Trading Symbol	MFAIX
International Advantage Portfolio | Class L
Prospectus:
Trading Symbol	MSALX
International Advantage Portfolio | Class A
Prospectus:
Trading Symbol	MFAPX
International Advantage Portfolio | Class C
Prospectus:
Trading Symbol	MSIAX
Global Discovery Portfolio | Class I
Prospectus:
Trading Symbol	MLDIX
Global Discovery Portfolio | Class L
Prospectus:
Trading Symbol	MGDLX
Global Discovery Portfolio | Class A
Prospectus:
Trading Symbol	MGDPX
Global Discovery Portfolio | Class C
Prospectus:
Trading Symbol	MSPCX
GROWTH PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSEQX
GROWTH PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSEGX
GROWTH PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSHLX
GROWTH PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MGRPX
GROWTH PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSGUX
SMALL COMPANY GROWTH PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSSGX
SMALL COMPANY GROWTH PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MSSMX
SMALL COMPANY GROWTH PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSSLX
SMALL COMPANY GROWTH PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MFLLX
SMALL COMPANY GROWTH PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSCOX
Global Insight Portfolio | Class I
Prospectus:
Trading Symbol	MBPIX
Global Insight Portfolio | Class A
Prospectus:
Trading Symbol	MBPHX
Global Insight Portfolio | Class L
Prospectus:
Trading Symbol	MBPLX
Global Insight Portfolio | Class C
Prospectus:
Trading Symbol	MSIZX
Insight Portfolio | Class I
Prospectus:
Trading Symbol	MFPIX
Insight Portfolio | Class A
Prospectus:
Trading Symbol	MFPHX
Insight Portfolio | Class L
Prospectus:
Trading Symbol	MFPLX
Insight Portfolio | Class C
Prospectus:
Trading Symbol	MSSPX
Global Infrastructure Portfolio | CLASS I
Prospectus:
Trading Symbol	MTIIX
Global Infrastructure Portfolio | CLASS L
Prospectus:
Trading Symbol	MTILX
Global Infrastructure Portfolio | CLASS A
Prospectus:
Trading Symbol	MTIPX
Global Infrastructure Portfolio | Class IS
Prospectus:
Trading Symbol	MSGPX
Global Infrastructure Portfolio | Class C
Prospectus:
Trading Symbol	MSGTX
Global Real Estate Portfolio | Class I
Prospectus:
Trading Symbol	MRLAX
Global Real Estate Portfolio | Class A
Prospectus:
Trading Symbol	MRLBX
Global Real Estate Portfolio | Class L
Prospectus:
Trading Symbol	MGRLX
Global Real Estate Portfolio | Class IS
Prospectus:
Trading Symbol	MGREX
Global Real Estate Portfolio | Class C
Prospectus:
Trading Symbol	MSRDX
INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSUAX
INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	IERBX
INTERNATIONAL REAL ESTATE PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSOLX
INTERNATIONAL REAL ESTATE PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MIREX
INTERNATIONAL REAL ESTATE PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSIJX
U.S. REAL ESTATE PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSUSX
U.S. REAL ESTATE PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	MUSDX
U.S. REAL ESTATE PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSULX
U.S. REAL ESTATE PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MURSX
U.S. REAL ESTATE PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSURX
Asia Opportunity Portfolio | Class I
Prospectus:
Trading Symbol	MSAQX
Asia Opportunity Portfolio | Class A
Prospectus:
Trading Symbol	MSAUX
Asia Opportunity Portfolio | Class C
Prospectus:
Trading Symbol	MSAWX
Asia Opportunity Portfolio | Class IS
Prospectus:
Trading Symbol	MSAYX
Global Opportunity Portfolio | Class I
Prospectus:
Trading Symbol	MGGIX
Global Opportunity Portfolio | Class L
Prospectus:
Trading Symbol	MGGLX
Global Opportunity Portfolio | Class A
Prospectus:
Trading Symbol	MGGPX
Global Opportunity Portfolio | Class IS
Prospectus:
Trading Symbol	MGTSX
Global Opportunity Portfolio | Class C
Prospectus:
Trading Symbol	MSOPX
International Opportunity Portfolio | Class I
Prospectus:
Trading Symbol	MIOIX
International Opportunity Portfolio | Class L
Prospectus:
Trading Symbol	MIOLX
International Opportunity Portfolio | Class A
Prospectus:
Trading Symbol	MIOPX
International Opportunity Portfolio | Class IS
Prospectus:
Trading Symbol	MNOPX
International Opportunity Portfolio | Class C
Prospectus:
Trading Symbol	MSOCX
Emerging Markets Fixed Income Opportunities Portfolio | Class I
Prospectus:
Trading Symbol	MEAIX
Emerging Markets Fixed Income Opportunities Portfolio | Class A
Prospectus:
Trading Symbol	MEAPX
Emerging Markets Fixed Income Opportunities Portfolio | Class L
Prospectus:
Trading Symbol	MEALX
Emerging Markets Fixed Income Opportunities Portfolio | Class IS
Prospectus:
Trading Symbol	MRDPX
Emerging Markets Fixed Income Opportunities Portfolio | Class C
Prospectus:
Trading Symbol	MSEDX
Multi-Asset Portfolio | Class A
Prospectus:
Trading Symbol	MMPPX
Multi-Asset Portfolio | Class L
Prospectus:
Trading Symbol	MMPLX
Multi-Asset Portfolio | Class I
Prospectus:
Trading Symbol	MMPIX
Multi-Asset Portfolio | Class C
Prospectus:
Trading Symbol	MSMEX
Multi-Asset Portfolio | Class IS
Prospectus:
Trading Symbol	MSPMX